Inventories (Details) - Schedule of inventories - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of inventories [Abstract]
Goods and finished products	S/ 16,488	S/ 18,903
Work in progress	173,569	186,281
Raw materials	329,598	397,096
Packages and packing	3,944	5,245
Fuel	3,899	3,642
Spare parts and supplies	251,006	260,742
Inventory in transit	12,570	13,060
Inventories	S/ 791,074	S/ 884,969